Exhibit 99
Nissan Auto Receivables 2006-C
Monthly Servicer's Certificate
for the month of July 2006

Collection Period	Jul-06	30/360 Days	30
Distribution Date	15-Aug-06	Actual/360 Days	29

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,128,626,859.66	1,128,626,859.66	1,095,149,748.38	0.970338
Total Securities		1,128,626,859.66	1,128,626,859.66	1,095,149,748.38	0.970338
Class A-1 Notes	5.49310%	260,000,000.00	260,000,000.00	226,522,888.72	0.871242
Class A-2 Notes	5.52000%	277,000,000.00	277,000,000.00	277,000,000.00	1.000000
Class A-3 Notes	5.44000%	283,000,000.00	283,000,000.00	283,000,000.00	1.000000
Class A-4 Notes	5.45000%	257,839,000.00	257,839,000.00	257,839,000.00	1.000000
Certificates	0.00000%	50,787,859.66	50,787,859.66	50,787,859.66	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	33,477,111.28	1,150,499.28	128.7581203	4.4249972
Class A-2 Notes	0.00	1,274,200.00	-	4.6000000
Class A-3 Notes	0.00	1,282,933.33	-	4.5333333
Class A-4 Notes	0.00	1,171,018.79	-	4.5416667
Certificates	0.00	0.00	-	-
Total Securities	33,477,111.28	4,878,651.40

I. COLLECTIONS

Interest:
Interest Collections		4,770,596.85
Repurchased Loan Proceeds Related to Interest		25,414.27
Total Interest Collections		4,796,011.12

Principal:
Principal Collections		28,936,934.35
Repurchased Loan Proceeds Related to Principal		4,540,176.93
Total Principal Collections		33,477,111.28

Recoveries of Defaulted Receivables		0.00
Investment Earnings on Yield Supplement Account		0.00
Release from the Yield Supplement Account		2,148,762.93
Servicer Advances		21,858.31

Total Collections		40,443,743.64

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Pool Balance - Beginning of Period	54,352	1,128,626,859.66
Total Principal Collections		33,477,111.28
Principal Amount of Gross Losses		0.00
	53,692	1,095,149,748.38

III. DISTRIBUTIONS

Total Collections		40,443,743.64
Reserve Account Draw		0.00
Total Available for Distribution		40,443,743.64

Exhibit 99
Nissan Auto Receivables 2006-C
Monthly Servicer's Certificate
for the month of July 2006

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	940,522.38
Servicing Fee Paid	940,522.38
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	1,150,499.28

Class A-1 Notes Monthly Interest Paid	1,150,499.28
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	1,274,200.00

Class A-2 Notes Monthly Interest Paid	1,274,200.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,282,933.33

Class A-3 Notes Monthly Interest Paid	1,282,933.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	1,171,018.79

Class A-4 Notes Monthly Interest Paid	1,171,018.79
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	4,878,651.40
Total Note Monthly Interest Paid	4,878,651.40
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	34,624,569.86

4. Total Monthly Principal Paid on the Notes	33,477,111.28

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	33,477,111.28
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99
Nissan Auto Receivables 2006-C
Monthly Servicer's Certificate
for the month of July 2006

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		1,147,458.58
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		1,147,458.58

IV. YIELD SUPPLEMENT ACCOUNT

Beginning Yield Supplement Account Balance		48,767,788.87
Release to Collection Account		2,148,762.93
Ending Yield Supplement Account Balance		46,619,025.94

V. RESERVE ACCOUNT

Initial Reserve Account Amount		5,643,134.30
Required Reserve Account Amount		5,643,134.30
Beginning Reserve Account Balance		5,643,134.30
Ending Reserve Account Balance		5,643,134.30

Reserve Account Triggers	Test Ratio	Actual Ratio	Result
Average Three Period Delinquency Percentage	2.00%	0.00%	Pass
Average Three Period Charge Off Rate	2.75%	0.00%	Pass

Required Reserve Account Amount for Next Period		5,643,134.30

VI. POOL STATISTICS

Weighted Average Coupon		5.11%
Weighted Average Remaining Maturity		51.90

Principal Recoveries of Defaulted Receivables		0.00
Principal on Defaulted Receivables		0.00
Pool Balance at Beginning of Collection Period		1,128,626,859.66
Net Loss Ratio		0.00%

Net Loss Ratio for Second Preceding Collection Period		0.00%
Net Loss Ratio for Preceding Collection Period		0.00%
Net Loss Ratio for Current Collection Period		0.00%
Average Net Loss Ratio		0.00%

Cumulative Net Losses for all Periods		0.00

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	-	-
61-90 Days Delinquent	-	-
91-120 Days Delinquent	-	-
Total Delinquent Receivables:	-	-
61+ Days Delinquencies as Percentage of Receivables	0.00%	0.00%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.00%
Delinquency Ratio for Current Collection Period		0.00%
Average Delinquency Ratio		0.00%

Exhibit 99
Nissan Auto Receivables 2006-C
Monthly Servicer's Certificate
for the month of July 2006

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?
No

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	No